Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Components Of Income Before Income Tax By Geography
The components of our (loss) income from continuing operations before income tax by geography the years ended December 31 were as follows (in thousands):

	2014	2013	2012
Domestic	$(33,459)	$385,366	$(12,049)
International	133,334	—	—
Total (loss) income from continuing operations before income tax	$99,875	$385,366	$(12,049)

Schedule of Income Tax
Income tax from continuing operations consists of the following for the years ended December 31 (in thousands):

	2014	2013	2012
Current:
Federal	$30,385	$93,212	$102,695
Foreign	(2,550)	—	—
State	16,270	10,980	14,098
Total current income tax	44,105	104,192	116,793
Deferred:
Federal	(31,922)	36,369	(79,313)
Foreign	(620)	—	—
State	(7,740)	(1,336)	(4,474)
Total deferred income tax	(40,282)	35,033	(83,787)
Excess tax benefits of stock options exercised	33,501	4,315	2,530
Valuation allowance	943	202	3,286
Income tax	$38,267	$143,742	$38,822

Schedule Of Reconciliation Of Income Tax At Federal Statutory Income Tax Rate To Total Income Tax Provision
A reconciliation of income tax from continuing operations at the federal statutory income tax rate to the income tax provision from continuing operations for the years ended December 31 (in thousands):

	2014	2013	2012
Federal income tax at the statutory rate	$34,956	$134,878	$(4,218)
State income tax, net of federal benefit	10,095	5,554	10,697
Research and development credit	(2,535)	(6,002)	—
Uncertain tax positions	2,494	2,779	13,741
Tax effect of foreign operations	(52,246)	—	—
Change in valuation allowance	952	—	—
Effect of permanent items:
Branded prescription drug fee	16,336	12,060	6,108
Domestic production activities deduction	5,468	(6,835)	(2,859)
Transaction-related expenses	5,889	2,643	—
Fines and penalties	—	17	11,176
Excise tax	15,398	—	—
Executive compensation limitation	3,590	417	1,286
Extinguishment of convertible debt	(5,802)	—	—
Share based compensation	2,227	—	—
Audit settlements	(1,875)	—	—
Other	3,320	(1,769)	2,891
Income tax	$38,267	$143,742	$38,822

Schedule of Deferred Tax Assets and Liabilities
The tax effects of temporary differences that comprise the current and non-current deferred income tax amounts, excluding assets and liabilities held for sale, shown on the balance sheets for the years ended December 31 are as follows (in thousands):

	2014	2013
Deferred tax assets:
Accrued expenses	$644,858	$410,750
Compensation related to stock options	15,415	20,685
Net operating loss carryforward	108,823	71,544
Loss on capital assets	10,642	9,112
Research and development credit carryforward	13,085	13,905
Uncertain tax positions	6,574	8,659
Prepaid royalties	5,190	—
Tax credit carryforwards	12,249	110
Other	23,299	40,943
Total gross deferred income tax assets	840,135	575,708
Deferred tax liabilities:
Depreciation and amortization	(894,714)	(556,086)
Non-cash interest expense	(6,012)	(5,427)
Other	(9,492)	—
Total gross deferred income tax liabilities	(910,218)	(561,513)
Valuation allowance	(40,646)	(17,854)
Net deferred income tax liability	$(110,729)	$(3,659)

Schedule Of Reconciliation Of Change In Uncertain Tax Benefits
A reconciliation of the change in the unrecognized tax benefits (UTB) balance from January 1, 2012 to December 31, 2014 is as follows (in thousands):

Unrecognized Tax Benefit Federal, State, and Foreign Tax
UTB Balance at January 1, 2012	$40,628
Gross additions for current year positions	24,088
Gross additions for prior period positions	285
Gross reductions for prior period positions	(632)
Decrease due to lapse of statute of limitations	(5,452)
UTB Balance at December 31, 2012	$58,917
Gross additions for current year positions	2,076
Gross additions for prior period positions	4,618
Gross reductions for prior period positions	(2,390)
Decrease due to lapse of statute of limitations	(4,592)
UTB Balance at December 31, 2013	$58,629
Gross additions for current year	6,008
Gross additions for prior period positions	873
Gross reductions for prior period positions	(6,647)
Decrease due to lapse of statute of limitations	(5,067)
Decrease due to settlements	(597)
Additions related to acquisitions	54,750
Currency translation adjustment	(2,619)
UTB Balance at December 31, 2014	$105,330
Accrued interest and penalties	10,474
Total UTB balance including accrued interest and penalties	$115,804
Current portion (included in accrued expenses)	$—
Non-current portion (included in other liabilities)	$115,804